UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-6108

                          Investors Municipal Cash Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)



                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  06/30/05
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

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
Investors Pennsylvania Municipal Cash Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
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                                                                                                     Principal
                                                                                                     Amount ($)   Value ($)
                                                                                           --------------------------------

Municipal Bonds and Notes 99.6%
Pennsylvania 78.4%
Allegheny County, PA, Hospital Development Authority Revenue,
Health Care Dialysis Clinic, 2.3%*, 12/1/2019, Bank of America NA (a)                         150,000              150,000
Allegheny County, PA, Hospital Development Authority Revenue,
UPMC Senior Living Corp., 2.28%*, 7/15/2028                                                   115,000              115,000
Chester County, PA, Industrial Development Authority Revenue,
Bentley Graphic, Inc. Project, AMT, 2.49%*, 12/1/2020,
First Tennessee Bank (a)                                                                      305,000              305,000
Dallastown, PA, State General Obligation, Area School District,
2.33%*, 2/1/2018 (b)                                                                          220,000              220,000
Dauphin County, PA, General Authority Revenue, Education & Health
Loan Program, 2.33%*, 11/1/2017 (b)                                                            70,000               70,000
Delaware Valley, PA, Regional Finance Authority, Local Government
Revenue, 2.28%*, 8/1/2016, National Australia Bank (a)                                        160,000              160,000
Latrobe, PA, Industrial Development Authority Revenue, Greensburg Diocese,
2.35%*, 6/1/2033, Allied Irish Bank PLC (a)                                                   190,000              190,000
Lehigh County, PA, Industrial Development Authority, Pollution Control
Revenue, 2.85%*, 6/1/2014, Rabobank Nederland (a)                                             130,000              130,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities
Revenue, Amtrak Project, Series B, AMT, 2.45%*, 11/1/2041,
Morgan Guaranty Trust (a)                                                                     140,000              140,000
Pennsylvania, Economic Development Financing Authority, Solid Waste
Disposal Revenue, Series MT-047, AMT, 2.35%*, 11/1/2021                                       125,000              125,000
Pennsylvania, State Higher Educational Assistance Agency,
Student Loan Revenue, Series A, AMT, 2.45%*, 3/1/2027 (b)                                     100,000              100,000
Pennsylvania, State Higher Educational Facilities Authority Revenue,
University Properties, Student Housing, Series A, 2.3%*, 8/1/2035,
Citizens Bank of PA (a)                                                                       150,000              150,000
Pennsylvania, State Higher Educational Facilities Authority Hospital
Revenue, Series MT-042, 144A, 2.34%*, 1/1/2024                                                140,000              140,000
Pennsylvania, State School District Revenue Lease, Public School Building
Authority, Series A42, 144A, 1.8%*, 6/1/2028 (b)                                              400,000              400,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority
Revenue, Children's Hospital Project, Series B, 2.3%*, 7/1/2025                                30,000               30,000
Somerset County, PA, Industrial Development Authority, AMT,
2.42%*, 3/2/2015, National City Bank of PA (a)                                                 50,000               50,000
                                                                                                               -----------
                                                                                                                 2,475,000

Illinois 3.2%
Illinois, Finance Authority Revenue, Northwestern Memorial Hospital,
Series B-2, 2.23%*, 8/15/2038                                                                 100,000              100,000
                                                                                                               -----------
Oklahoma 3.8%
Payne County, OK, Economic Development Authority, Student Housing Revenue,
OSUF Phase III Project, 2.31%*, 7/1/2032 (b)                                                  120,000              120,000
                                                                                                               -----------
Puerto Rico 9.5%
ABN AMRO, Munitops Certificates Trust, Series 2000-17,
144A, 2.29%*, 10/1/2008                                                                       200,000              200,000
Commonwealth of Puerto Rico, General Obligation,
Series 813-D, 144A, 2.3%*, 7/1/2020 (b)                                                       100,000              100,000
                                                                                                               -----------
                                                                                                                   300,000

Wyoming 4.7%
Platte County, WY, Pollution Control Revenue, Series B, 2.53%*, 7/1/2014,
National Rural Utilities Finance (a)                                                          150,000              150,000
                                                                                                               -----------

                                                                                                 % of
                                                                                              Net Assets        Value ($)
                                                                                              ----------        ---------

Total Investment Portfolio  (Cost $3,145,000)                                                    99.6            3,145,000
Other Assets and Liabilities, Net                                                                 0.4               12,842
                                                                                                               -----------
Net Assets                                                                                      100.0            3,157,842
                                                                                                               ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2005.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:

                                                           As a % of Total
Insurance Coverage                                       Investment Portfolio
------------------------------------------------------------------------------
Ambac Financial Group                                         9.2
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Financial Guaranty Insurance Company                          7.0
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Financial Security Assurance Inc.                            12.7
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MBIA Corporation                                              3.2
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AMT:  Subject to alternative minimum tax.

144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Investors Pennsylvania Municipal Cash Fund,
                                    a series of Investors Municipal Cash Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Investors Pennsylvania Municipal Cash Fund,
                                    a series of Investors Municipal Cash Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005